Trade and Other Payables - Schedule of Trade and Other Payables (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Trade and Other Payables [Abstract]
Trade payables (content and service providers)	$ 11,950,981	$ 10,194,121
Accrued content acquisition and royalty costs	8,013,832	6,130,829
Other payables	1,473,667	5,752,008
Other accrued expenses	3,447,849	2,718,597
Taxes payable	1,164,127	665,003
Social security and taxes payable	106,822	493,802
Deferred purchase price	250,000	250,000
Total	$ 26,407,278	$ 26,204,360